STOCK-BASED COMPENSATION - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active share-based award plan	1
Total income tax benefit recognized for stock-based compensation expense	$ 9.8	$ 8.7	$ 7.8
Excess tax benefits from stock-based compensation plans	(1.7)	(1.2)	(3.5)
Stock options vesting percentage for each year of completed service	33.00%
Stock options expiration periods	10 years
Stock options valuation method description	We use the binomial model to calculate the fair value of stock options granted on or after January 1, 2006.
Shares Outstanding At 100 Of Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Payment Award Options Nonvested Number Of Shares	181,803
Shares Outstanding At 200 Of Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Payment Award Options Nonvested Number Of Shares	363,606
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised	38.3	9.9	14.7
Total unrecognized compensation cost	5.5
Total unrecognized compensation cost, weighted-average period of recognition	1 year 6 months
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards vesting periods	3 years
Nonvested Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total weighted-average fair value on the vesting date	19.9	12.1	10.3
Total weighted-average grant date fair value	12.8	11.7	12.1
Total unrecognized compensation cost	$ 24.7
Total unrecognized compensation cost, weighted-average period of recognition	1 year 10 months 24 days
Nonvested Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards vesting periods	3 years
Nonvested Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards vesting periods	1 year